Condensed Consolidated Statement of Changes in Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Total	Convertible preferred stock	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Note Receivable [Member]	Accumulated Deficit [Member]	Total [Member]
Beginning balance at Dec. 31, 2018	$ (30,325)	$ 54,541		$ 1,379			$ (31,704)	$ 24,216
Beginning balance, Shares at Dec. 31, 2018		95,819,538	37,010,424
Issuance of Series D convertible preferred stock		$ 82,126						82,126
Issuance of Series D convertible preferred stock, Shares		17,305,052
Exercise of common stock options	390			560		$ (170)		390
Exercise of common stock options, Shares			2,249,293
Repurchase of Series Seed convertible preferred stock	(785)	$ (20)		(785)				(805)
Repurchase of Series Seed convertible preferred stock, Shares		(315,637)
Repurchase of common stock	(624)				$ (624)			(624)
Repurchase of common stock, Shares			244,691		244,691
Stock-based compensation	858			858				858
Exercise of Series D warrants		$ 150						150
Exercise of Series D warrants, Shares		31,564
Net loss and comprehensive loss	(29,875)						(29,875)	(29,875)
Ending Balance at Dec. 31, 2019	(60,361)	$ 136,797		2,012	$ (624)	(170)	(61,579)	76,436
Ending Balance, Shares at Dec. 31, 2019		112,840,517	39,259,717		244,691
Exercise of common stock options	600			430		170		600
Exercise of common stock options, Shares			850,079
Stock-based compensation	504			504				504
Exercise of Series D warrants		$ 50						50
Exercise of Series D warrants, Shares		10,520
Net loss and comprehensive loss	(5,245)						(5,245)	(5,245)
Ending Balance at Mar. 31, 2020	(64,502)	$ 136,847		2,946	$ (624)		(66,824)	72,345
Ending Balance, Shares at Mar. 31, 2020		112,851,037	40,109,796		244,691
Beginning balance at Dec. 31, 2019	(60,361)	$ 136,797		2,012	$ (624)	(170)	(61,579)	76,436
Beginning balance, Shares at Dec. 31, 2019		112,840,517	39,259,717		244,691
Net loss and comprehensive loss	(10,934)
Ending Balance at Jun. 30, 2020	(69,633)	$ 137,147		3,504	$ (624)		(72,513)	67,514
Ending Balance, Shares at Jun. 30, 2020		112,914,163	40,464,583		244,691
Beginning balance at Dec. 31, 2019	(60,361)	$ 136,797		2,012	$ (624)	(170)	(61,579)	76,436
Beginning balance, Shares at Dec. 31, 2019		112,840,517	39,259,717		244,691
Exercise of common stock options	1,131			961		$ 170		1,131
Exercise of common stock options, Shares			2,231,540
Repurchase of common stock	(826)				$ (826)			(826)
Repurchase of common stock, Shares			263,031		263,031
Stock-based compensation	2,569			2,569				2,569
Exercise of Series D warrants		$ 700						700
Exercise of Series D warrants, Shares		147,293
Net loss and comprehensive loss	(17,985)						(17,985)	(17,985)
Ending Balance at Dec. 31, 2020	(75,472)	$ 137,497		5,542	$ (1,450)		(79,564)	62,025
Ending Balance, Shares at Dec. 31, 2020		112,987,810	41,491,257		507,722
Beginning balance at Mar. 31, 2020	(64,502)	$ 136,847		2,946	$ (624)		(66,824)	72,345
Beginning balance, Shares at Mar. 31, 2020		112,851,037	40,109,796		244,691
Stock-based compensation	503			503				503
Exercise of common stock warrants	55			55				55
Exercise of common stock warrants, Shares			354,787
Exercise of Series D warrants		$ 300						300
Exercise of Series D warrants, Shares		63,126
Net loss and comprehensive loss	(5,689)						(5,689)	(5,689)
Ending Balance at Jun. 30, 2020	(69,633)	$ 137,147		3,504	$ (624)		(72,513)	67,514
Ending Balance, Shares at Jun. 30, 2020		112,914,163	40,464,583		244,691
Beginning balance at Dec. 31, 2020	(75,472)	$ 137,497		5,542	$ (1,450)		(79,564)	62,025
Beginning balance, Shares at Dec. 31, 2020		112,987,810	41,491,257		507,722
Exercise of common stock options	356			356				356
Exercise of common stock options, Shares			749,980
Stock-based compensation	1,194			1,194				1,194
Exercise of Series D warrants		$ 100						100
Exercise of Series D warrants, Shares		21,042
Net loss and comprehensive loss	(10,019)						(10,019)	(10,019)
Ending Balance at Mar. 31, 2021	(83,941)	$ 137,597		7,092	$ (1,450)		(89,583)	53,656
Ending Balance, Shares at Mar. 31, 2021		113,008,852	42,241,237		507,722
Beginning balance at Dec. 31, 2020	(75,472)	$ 137,497		5,542	$ (1,450)		(79,564)	62,025
Beginning balance, Shares at Dec. 31, 2020		112,987,810	41,491,257		507,722
Net loss and comprehensive loss	(21,109)
Ending Balance at Jun. 30, 2021	(91,399)	$ 137,952		10,724	$ (1,450)		(100,673)	46,553
Ending Balance, Shares at Jun. 30, 2021		113,083,557	42,537,176		507,722
Beginning balance at Mar. 31, 2021	(83,941)	$ 137,597		7,092	$ (1,450)		(89,583)	53,656
Beginning balance, Shares at Mar. 31, 2021		113,008,852	42,241,237		507,722
Exercise of common stock options	62			62				62
Exercise of common stock options, Shares			107,363
Stock-based compensation	1,777			1,777				1,777
Exercise of Series D warrants		$ 355						355
Exercise of Series D warrants, Shares		74,705
Exercise of common stock warrants, net of shares withheld for exercise	1,793			1,793				1,793
Exercise of common stock warrants, net of shares withheld for exercise, Shares			188,576
Net loss and comprehensive loss	(11,090)						(11,090)	(11,090)
Ending Balance at Jun. 30, 2021	$ (91,399)	$ 137,952		$ 10,724	$ (1,450)		$ (100,673)	$ 46,553
Ending Balance, Shares at Jun. 30, 2021		113,083,557	42,537,176		507,722